Property operating costs and general and administrative expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Employee annual salary plus employee benefits	$ 15,243,386	$ 14,751,539	$ 11,237,633
Other administrative expenses	4,528,998	3,131,556	2,264,053
Auditing, legal and consulting expenses	2,341,323	2,357,281	971,629
Property appraisal and other fees	599,347	572,207	682,905
Marketing expenses	998,198	948,211	1,026,804
Others	68,477	379,197	116,997
Administrative expense	23,779,729	22,139,991	16,300,021
Depreciation	1,416,026	1,578,073	1,463,920
Share-based compensation expense – Note 21.3	8,982,488	8,001,831	6,650,487
Total	$ 34,178,243	$ 31,719,895	$ 24,414,428